Vanguard® Large-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.6%)
	Linde plc	551,561	256,101
	Freeport-McMoRan Inc.	1,631,191	76,699
	Ecolab Inc.	291,822	67,382
	Air Products and Chemicals Inc.	252,768	61,238
	Nucor Corp.	279,691	55,351
	Fastenal Co.	651,171	50,231
	Newmont Corp. (XNYS)	1,311,187	46,993
	Dow Inc.	799,051	46,289
	LyondellBasell Industries NV Class A	295,393	30,213
	International Flavors & Fragrances Inc.	290,464	24,977
	Celanese Corp.	123,847	21,284
	Avery Dennison Corp.	91,584	20,446
	CF Industries Holdings Inc.	214,259	17,829
	Albemarle Corp.	133,573	17,597
	International Paper Co.	394,085	15,377
	Steel Dynamics Inc.	87,340	12,946
	Mosaic Co.	182,945	5,938
	Westlake Corp.	18,132	2,771
			829,662
Consumer Discretionary (13.9%)
*	Amazon.com Inc.	10,632,918	1,917,966
*	Tesla Inc.	3,078,936	541,246
	Home Depot Inc.	1,132,026	434,245
	Costco Wholesale Corp.	504,701	369,759
	Walmart Inc.	5,052,778	304,026
*	Netflix Inc.	492,212	298,935
	Walt Disney Co.	2,086,264	255,275
	McDonald's Corp.	821,270	231,557
*	Uber Technologies Inc.	2,243,765	172,747
	Lowe's Cos. Inc.	654,126	166,626
	Booking Holdings Inc.	38,865	140,998
	TJX Cos. Inc.	1,296,308	131,472
	NIKE Inc. Class B	1,384,301	130,097
	Starbucks Corp.	1,287,651	117,678
	Target Corp.	525,022	93,039
*	Chipotle Mexican Grill Inc.	31,186	90,651
*	O'Reilly Automotive Inc.	67,178	75,836
*	Airbnb Inc. Class A	423,467	69,855
	Marriott International Inc. Class A	263,357	66,448
*	AutoZone Inc.	19,663	61,971
	Hilton Worldwide Holdings Inc.	286,736	61,164
	General Motors Co.	1,313,393	59,562

		Shares	Market Value ($000)
	Ford Motor Co.	4,437,754	58,933
*	Copart Inc.	982,677	56,917
	Ross Stores Inc.	382,810	56,181
	DR Horton Inc.	339,772	55,909
*	Lululemon Athletica Inc.	130,865	51,122
	Lennar Corp. Class A	283,804	48,809
	Yum! Brands Inc.	320,099	44,382
*	Trade Desk Inc. Class A	505,951	44,230
	Electronic Arts Inc.	304,152	40,352
	Dollar General Corp.	249,741	38,975
	Estee Lauder Cos. Inc. Class A	251,759	38,809
	Delta Air Lines Inc.	731,932	35,038
*	Royal Caribbean Cruises Ltd.	248,209	34,504
	Tractor Supply Co.	123,009	32,194
*	Dollar Tree Inc.	235,506	31,358
	eBay Inc.	590,515	31,167
	PulteGroup Inc.	241,337	29,110
*	Ulta Beauty Inc.	55,250	28,889
*	Take-Two Interactive Software Inc.	194,076	28,818
*	NVR Inc.	3,441	27,872
	Garmin Ltd.	174,577	25,989
*	Aptiv plc	317,463	25,286
	Genuine Parts Co.	158,449	24,548
*	Roblox Corp. Class A	628,597	24,000
	Darden Restaurants Inc.	135,864	22,710
	Las Vegas Sands Corp.	428,745	22,166
*	Warner Bros Discovery Inc.	2,497,240	21,801
	Omnicom Group Inc.	225,277	21,798
*	Expedia Group Inc.	148,778	20,494
	Southwest Airlines Co.	678,917	19,818
	Domino's Pizza Inc.	39,694	19,723
*	Live Nation Entertainment Inc.	183,848	19,446
*	Carnival Corp.	1,146,279	18,730
	Best Buy Co. Inc.	220,553	18,092
*	United Airlines Holdings Inc.	373,137	17,866
*	Burlington Stores Inc.	73,415	17,046
	LKQ Corp.	303,097	16,188
	Rollins Inc.	330,504	15,292
*	MGM Resorts International	278,649	13,155
	News Corp. Class A	418,680	10,961
	Fox Corp. Class A	279,714	8,747
	Pool Corp.	20,927	8,444
*	CarMax Inc.	89,590	7,804
	Interpublic Group of Cos. Inc.	215,486	7,031
	Warner Music Group Corp. Class A	144,197	4,761
*	Rivian Automotive Inc. Class A	432,362	4,734
	News Corp. Class B	143,338	3,879
	Fox Corp. Class B	125,659	3,596
	Endeavor Group Holdings Inc. Class A	76,947	1,980
	Lennar Corp. Class B	8,448	1,302
[1]	Sirius XM Holdings Inc.	268,579	1,042
*	Liberty Media Corp. - Liberty SiriusXM Class A	31,602	939
*	Liberty Media Corp. - Liberty SiriusXM Class C	14,347	426
			7,054,516
Consumer Staples (4.7%)
	Procter & Gamble Co.	2,676,463	434,256
	PepsiCo Inc.	1,563,322	273,597
	Coca-Cola Co.	4,414,940	270,106

		Shares	Market Value ($000)
	Philip Morris International Inc.	1,765,772	161,780
	CVS Health Corp.	1,431,292	114,160
	Mondelez International Inc. Class A	1,531,430	107,200
	Altria Group Inc.	2,005,525	87,481
	Colgate-Palmolive Co.	936,158	84,301
	McKesson Corp.	149,449	80,232
	Constellation Brands Inc. Class A	187,061	50,836
	Kimberly-Clark Corp.	383,191	49,566
*	Monster Beverage Corp.	828,095	49,089
	Cencora Inc.	192,785	46,845
	Corteva Inc.	801,363	46,215
	Sysco Corp.	566,038	45,951
	General Mills Inc.	645,599	45,173
	Kenvue Inc.	1,960,663	42,076
	Kroger Co.	736,079	42,052
	Archer-Daniels-Midland Co.	606,839	38,116
	Keurig Dr Pepper Inc.	1,154,170	35,398
	Kraft Heinz Co.	897,078	33,102
	Hershey Co.	169,904	33,046
	Church & Dwight Co. Inc.	277,056	28,900
	McCormick & Co. Inc.	286,144	21,979
	Clorox Co.	141,222	21,622
	Tyson Foods Inc. Class A	325,822	19,135
	Kellanova	310,155	17,769
	Brown-Forman Corp. Class B	343,595	17,736
	Walgreens Boots Alliance Inc.	784,276	17,011
	Conagra Brands Inc.	543,835	16,119
	J M Smucker Co.	114,528	14,416
	Hormel Foods Corp.	310,563	10,835
	Campbell Soup Co.	220,196	9,788
	Lamb Weston Holdings Inc.	81,928	8,728
	Molson Coors Beverage Co. Class B	101,369	6,817
	Albertsons Cos. Inc. Class A	180,297	3,866
	Brown-Forman Corp. Class A	62,212	3,294
			2,388,593
Energy (4.0%)
	Exxon Mobil Corp.	4,516,741	525,026
	Chevron Corp.	2,039,803	321,758
	ConocoPhillips	1,338,155	170,320
	Schlumberger NV	1,629,445	89,310
	Marathon Petroleum Corp.	431,824	87,013
	EOG Resources Inc.	659,632	84,327
	Phillips 66	486,529	79,470
	Pioneer Natural Resources Co.	265,788	69,769
	Valero Energy Corp.	378,070	64,533
	Williams Cos. Inc.	1,383,515	53,916
	ONEOK Inc.	662,405	53,105
	Hess Corp.	314,292	47,974
	Occidental Petroleum Corp.	700,375	45,517
	Cheniere Energy Inc.	253,662	40,911
	Diamondback Energy Inc.	202,973	40,223
	Kinder Morgan Inc.	2,145,518	39,349
	Baker Hughes Co.	1,138,751	38,148
	Devon Energy Corp.	728,986	36,580
	Halliburton Co.	911,492	35,931
	Coterra Energy Inc.	812,483	22,652
*	First Solar Inc.	115,484	19,494
	Marathon Oil Corp.	656,476	18,604

		Shares	Market Value ($000)
*	Enphase Energy Inc.	146,741	17,753
	EQT Corp.	250,533	9,287
	Texas Pacific Land Corp.	10,449	6,045
			2,017,015
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	1,990,242	836,937
	JPMorgan Chase & Co.	3,276,249	656,233
	Bank of America Corp.	7,611,540	288,630
	Wells Fargo & Co.	4,069,201	235,851
	Goldman Sachs Group Inc.	371,001	154,963
	S&P Global Inc.	357,277	152,003
	Progressive Corp.	666,205	137,784
	BlackRock Inc.	160,743	134,011
	Morgan Stanley	1,394,973	131,351
	Citigroup Inc.	2,056,321	130,042
	Chubb Ltd.	461,051	119,472
	Charles Schwab Corp.	1,612,109	116,620
	Marsh & McLennan Cos. Inc.	559,190	115,182
	Blackstone Inc.	818,195	107,486
	Intercontinental Exchange Inc.	651,208	89,495
	CME Group Inc.	409,387	88,137
	US Bancorp	1,771,947	79,206
	KKR & Co. Inc.	754,845	75,922
	PNC Financial Services Group Inc.	452,380	73,105
	Aon plc Class A (XNYS)	214,221	71,490
	Moody's Corp.	176,397	69,329
	Arthur J Gallagher & Co.	246,520	61,640
	American International Group Inc.	774,678	60,557
	Travelers Cos. Inc.	260,652	59,986
	Truist Financial Corp.	1,516,593	59,117
	Aflac Inc.	656,462	56,364
*	Coinbase Global Inc. Class A	211,218	55,998
	MetLife Inc.	699,224	51,819
	Allstate Corp.	299,291	51,780
	Apollo Global Management Inc.	452,094	50,838
	Ameriprise Financial Inc.	114,104	50,028
	Bank of New York Mellon Corp.	863,857	49,775
	Prudential Financial Inc.	408,177	47,920
	MSCI Inc.	85,424	47,876
*	Arch Capital Group Ltd.	403,473	37,297
	Discover Financial Services	284,496	37,295
*	Berkshire Hathaway Inc. Class A	57	36,163
	Hartford Financial Services Group Inc.	339,574	34,993
	Willis Towers Watson plc	116,596	32,064
	T Rowe Price Group Inc.	254,469	31,025
	Nasdaq Inc.	490,790	30,969
	Fifth Third Bancorp	773,976	28,800
	M&T Bank Corp.	189,351	27,539
	Raymond James Financial Inc.	214,049	27,488
	Broadridge Financial Solutions Inc.	133,841	27,419
	Ares Management Corp. Class A	189,805	25,240
	State Street Corp.	326,323	25,231
	Principal Financial Group Inc.	268,426	23,168
	Huntington Bancshares Inc.	1,645,924	22,961
	LPL Financial Holdings Inc.	84,708	22,380
	Regions Financial Corp.	1,056,884	22,237
	Cincinnati Financial Corp.	178,512	22,166
	Cboe Global Markets Inc.	120,101	22,066

		Shares	Market Value ($000)
*	Markel Group Inc.	14,193	21,594
	Northern Trust Corp.	221,701	19,714
	FactSet Research Systems Inc.	43,330	19,689
	Everest Group Ltd.	49,365	19,623
	W R Berkley Corp.	218,932	19,362
	Citizens Financial Group Inc.	495,832	17,994
	Loews Corp.	214,847	16,820
	KeyCorp.	1,062,849	16,804
	Fidelity National Financial Inc.	294,231	15,624
	Tradeweb Markets Inc. Class A	131,684	13,718
	Interactive Brokers Group Inc. Class A	115,495	12,902
	Brown & Brown Inc.	130,093	11,388
	Franklin Resources Inc.	359,426	10,103
	Corebridge Financial Inc.	282,993	8,130
	Globe Life Inc.	53,515	6,228
*	Rocket Cos. Inc. Class A	143,326	2,085
			5,335,226
Health Care (11.8%)
	Eli Lilly & Co.	972,634	756,670
	UnitedHealth Group Inc.	1,051,999	520,424
	Johnson & Johnson	2,739,727	433,398
	Merck & Co. Inc.	2,882,196	380,306
	AbbVie Inc.	2,009,171	365,870
	Thermo Fisher Scientific Inc.	433,705	252,074
	Abbott Laboratories	1,973,633	224,323
	Danaher Corp.	757,209	189,090
	Pfizer Inc.	6,422,129	178,214
	Amgen Inc.	609,535	173,303
*	Intuitive Surgical Inc.	400,724	159,925
	Stryker Corp.	389,264	139,306
	Elevance Health Inc.	264,638	137,225
	Medtronic plc	1,512,360	131,802
	Bristol-Myers Squibb Co.	2,299,815	124,719
*	Vertex Pharmaceuticals Inc.	293,788	122,806
	Cigna Group	332,685	120,828
*	Boston Scientific Corp.	1,668,655	114,286
*	Regeneron Pharmaceuticals Inc.	116,634	112,259
	Gilead Sciences Inc.	1,417,116	103,804
	Becton Dickinson & Co.	328,550	81,300
	Zoetis Inc.	468,638	79,298
	HCA Healthcare Inc.	225,603	75,245
*	Edwards Lifesciences Corp.	683,765	65,341
*	DexCom Inc.	438,595	60,833
*	IQVIA Holdings Inc.	206,364	52,187
*	IDEXX Laboratories Inc.	94,474	51,009
	Agilent Technologies Inc.	333,401	48,513
*	Centene Corp.	608,111	47,725
	Humana Inc.	137,268	47,594
	GE Healthcare Inc.	491,257	44,660
*	Moderna Inc.	390,432	41,605
*	Veeva Systems Inc. Class A	164,750	38,171
*	Biogen Inc.	165,376	35,660
	ResMed Inc.	167,361	33,143
	West Pharmaceutical Services Inc.	83,395	33,000
	Zimmer Biomet Holdings Inc.	237,757	31,379
	Cardinal Health Inc.	276,764	30,970
*	Molina Healthcare Inc.	66,452	27,301
*	Align Technology Inc.	82,786	27,147

		Shares	Market Value ($000)
	STERIS plc	112,442	25,279
*	Illumina Inc.	180,791	24,826
	Baxter International Inc.	577,803	24,695
	Cooper Cos. Inc.	226,127	22,943
*	Alnylam Pharmaceuticals Inc.	143,307	21,417
	Laboratory Corp. of America Holdings	95,464	20,855
*	Hologic Inc.	267,034	20,818
*	Avantor Inc.	771,644	19,731
*	BioMarin Pharmaceutical Inc.	214,073	18,697
	Quest Diagnostics Inc.	125,951	16,765
	Viatris Inc.	1,364,969	16,298
	Revvity Inc.	140,197	14,721
	Royalty Pharma plc Class A	432,044	13,121
*	Incyte Corp.	217,132	12,370
*	Insulet Corp.	39,727	6,809
*,2	ABIOMED Inc. CVR	12	—
			5,972,058
Industrials (11.8%)
	Visa Inc. Class A	1,649,245	460,271
	Mastercard Inc. Class A	947,766	456,416
	Accenture plc Class A	713,130	247,178
	Caterpillar Inc.	568,021	208,140
	General Electric Co.	1,176,060	206,434
	Union Pacific Corp.	693,623	170,583
	Honeywell International Inc.	741,831	152,261
	RTX Corp.	1,509,210	147,193
	Eaton Corp. plc	454,189	142,016
*	Boeing Co.	693,957	133,927
	American Express Co.	576,335	131,226
	Lockheed Martin Corp.	274,846	125,019
	Deere & Co.	302,540	124,265
	United Parcel Service Inc. Class B (XNYS)	826,578	122,854
	Automatic Data Processing Inc.	467,237	116,688
*	Fiserv Inc.	671,499	107,319
	Sherwin-Williams Co.	260,460	90,466
	Illinois Tool Works Inc.	322,843	86,628
	CSX Corp.	2,227,913	82,589
*	PayPal Holdings Inc.	1,219,243	81,677
	Parker-Hannifin Corp.	146,042	81,169
	General Dynamics Corp.	280,427	79,218
	Trane Technologies plc	258,294	77,540
	FedEx Corp.	255,741	74,098
	TransDigm Group Inc.	60,078	73,992
	PACCAR Inc.	595,781	73,811
	Emerson Electric Co.	650,108	73,735
	Northrop Grumman Corp.	153,554	73,500
	Cintas Corp.	97,985	67,319
	3M Co.	628,506	66,666
	Norfolk Southern Corp.	256,859	65,466
	Capital One Financial Corp.	411,117	61,211
	Carrier Global Corp.	970,432	56,411
	United Rentals Inc.	76,400	55,093
*	Block Inc. (XNYS)	631,629	53,423
	WW Grainger Inc.	50,321	51,191
	Johnson Controls International plc	775,341	50,645
	Ferguson plc	230,676	50,386
	Fidelity National Information Services Inc.	673,924	49,992
	Old Dominion Freight Line Inc.	223,310	48,974

		Shares	Market Value ($000)
	AMETEK Inc.	262,817	48,069
	L3Harris Technologies Inc.	216,142	46,060
	Otis Worldwide Corp.	460,985	45,762
	Cummins Inc.	155,054	45,687
	Paychex Inc.	368,181	45,213
	Ingersoll Rand Inc. (XYNS)	458,574	43,542
	Martin Marietta Materials Inc.	70,307	43,164
	Quanta Services Inc.	165,692	43,047
	Vulcan Materials Co.	150,411	41,050
	Global Payments Inc.	293,414	39,218
	PPG Industries Inc.	267,568	38,771
	Verisk Analytics Inc.	163,143	38,458
	Rockwell Automation Inc.	130,373	37,981
	Equifax Inc.	140,910	37,696
	Xylem Inc.	274,035	35,416
	Fortive Corp.	398,833	34,308
*	Fair Isaac Corp.	26,861	33,566
	DuPont de Nemours Inc.	427,565	32,781
*	Mettler-Toledo International Inc.	24,438	32,534
	Howmet Aerospace Inc.	466,850	31,946
*	Keysight Technologies Inc.	199,002	31,120
	Westinghouse Air Brake Technologies Corp.	201,415	29,342
	Dover Corp.	159,185	28,206
	Ball Corp.	358,653	24,159
*	Corpay Inc.	78,006	24,068
	Veralto Corp.	266,343	23,614
*	Waters Corp.	67,272	23,157
*	Teledyne Technologies Inc.	53,610	23,016
	Jacobs Solutions Inc.	142,973	21,979
	Textron Inc.	219,416	21,049
	Expeditors International of Washington Inc.	165,279	20,093
	Synchrony Financial	462,708	19,952
	Masco Corp.	250,014	19,721
	Packaging Corp. of America	101,984	19,354
	JB Hunt Transport Services Inc.	93,895	18,709
*	Trimble Inc.	283,058	18,218
	Snap-on Inc.	59,982	17,768
*	Zebra Technologies Corp. Class A	58,464	17,623
	TransUnion	220,520	17,597
	Stanley Black & Decker Inc.	174,452	17,084
	HEICO Corp. Class A	85,018	13,088
	Hubbell Inc.	30,503	12,660
	HEICO Corp.	46,964	8,970
	Jack Henry & Associates Inc.	41,401	7,193
*,1	Symbotic Inc.	27,853	1,253
			5,950,252
Real Estate (2.2%)
	Prologis Inc.	1,051,866	136,974
	American Tower Corp.	530,180	104,758
	Equinix Inc.	107,612	88,815
	Welltower Inc.	647,215	60,476
	Simon Property Group Inc.	352,045	55,092
	Realty Income Corp.	979,630	52,998
	Crown Castle Inc.	493,445	52,221
	Public Storage	179,921	52,188
	Digital Realty Trust Inc.	354,533	51,067
*	CoStar Group Inc.	464,303	44,852
	Extra Space Storage Inc.	240,391	35,337

		Shares	Market Value ($000)
	VICI Properties Inc.	1,177,045	35,064
*	CBRE Group Inc. Class A	330,404	32,128
	AvalonBay Communities Inc.	161,572	29,981
	Weyerhaeuser Co.	830,050	29,807
	Iron Mountain Inc.	332,578	26,676
	SBA Communications Corp.	122,749	26,600
	Equity Residential	409,598	25,850
	Alexandria Real Estate Equities Inc.	199,088	25,664
	Invitation Homes Inc.	660,557	23,522
	Ventas Inc.	457,966	19,940
	Sun Communities Inc.	141,582	18,205
	Essex Property Trust Inc.	73,022	17,877
	Mid-America Apartment Communities Inc.	132,749	17,467
	WP Carey Inc.	248,806	14,043
	Host Hotels & Resorts Inc.	399,462	8,261
	Healthpeak Properties Inc.	401,427	7,527
	UDR Inc.	187,261	7,005
*	Zillow Group Inc. Class C	87,598	4,273
*	Zillow Group Inc. Class A	22,753	1,089
			1,105,757
Technology (34.8%)
	Microsoft Corp.	8,451,244	3,555,607
	Apple Inc.	16,685,033	2,861,150
	NVIDIA Corp.	2,701,273	2,440,762
	Meta Platforms Inc. Class A	2,502,301	1,215,067
*	Alphabet Inc. Class A	6,702,600	1,011,623
*	Alphabet Inc. Class C	5,482,512	834,767
	Broadcom Inc.	532,455	705,721
*	Advanced Micro Devices Inc.	1,837,754	331,696
	Salesforce Inc.	1,045,949	315,019
*	Adobe Inc.	514,093	259,411
	Oracle Corp.	1,875,935	235,636
	QUALCOMM Inc.	1,269,303	214,893
	Intel Corp.	4,808,777	212,404
	International Business Machines Corp.	1,038,602	198,331
	Intuit Inc.	302,473	196,607
	Applied Materials Inc.	946,373	195,171
	Texas Instruments Inc.	1,034,166	180,162
*	ServiceNow Inc.	233,163	177,764
	Micron Technology Inc.	1,255,551	148,017
	Lam Research Corp.	149,116	144,877
	Analog Devices Inc.	563,986	111,551
	KLA Corp.	153,813	107,449
*	Palo Alto Networks Inc.	367,483	104,413
*	Synopsys Inc.	173,492	99,151
*	Cadence Design Systems Inc.	309,629	96,381
*	Crowdstrike Holdings Inc. Class A	258,878	82,994
	Amphenol Corp. Class A	682,216	78,694
	Marvell Technology Inc.	983,078	69,681
	Roper Technologies Inc.	121,752	68,283
*	Workday Inc. Class A	237,665	64,823
*	Autodesk Inc.	243,254	63,348
*	Super Micro Computer Inc.	56,024	56,586
	Microchip Technology Inc.	614,444	55,122
*	Snowflake Inc. Class A	336,978	54,456
*	Palantir Technologies Inc. Class A	2,280,200	52,467
	TE Connectivity Ltd.	351,093	50,993
*	Fortinet Inc.	742,124	50,695

		Shares	Market Value ($000)
*	DoorDash Inc. Class A	321,508	44,278
	Cognizant Technology Solutions Corp. Class A	566,392	41,511
*	Gartner Inc.	84,208	40,139
	CDW Corp.	152,280	38,950
*	Datadog Inc. Class A	309,414	38,244
*	ON Semiconductor Corp.	486,209	35,761
	Monolithic Power Systems Inc.	51,865	35,134
*	Atlassian Corp. Ltd. Class A	179,048	34,934
*	ANSYS Inc.	99,003	34,370
*	HubSpot Inc.	54,776	34,320
	HP Inc.	1,070,990	32,365
	Dell Technologies Inc. Class C	273,880	31,252
*	Cloudflare Inc. Class A	322,527	31,230
	Corning Inc.	872,944	28,772
*	MongoDB Inc.	78,017	27,980
	Hewlett Packard Enterprise Co.	1,478,887	26,221
*	Western Digital Corp.	370,735	25,299
	NetApp Inc.	234,415	24,607
*	Pinterest Inc. Class A	677,233	23,480
	Seagate Technology Holdings plc	238,372	22,181
*	Tyler Technologies Inc.	48,025	20,411
	Skyworks Solutions Inc.	182,302	19,747
	Teradyne Inc.	174,185	19,653
*	Zscaler Inc.	101,262	19,506
*	GoDaddy Inc. Class A	161,614	19,180
*	Okta Inc.	179,822	18,813
*	Akamai Technologies Inc.	171,591	18,662
*	VeriSign Inc.	97,408	18,460
*	EPAM Systems Inc.	65,796	18,170
*	Zoom Video Communications Inc. Class A	263,958	17,255
	Vertiv Holdings Co. Class A	206,328	16,851
	SS&C Technologies Holdings Inc.	239,329	15,406
	Gen Digital Inc. (XNGS)	615,942	13,797
*	Snap Inc. Class A	1,191,639	13,680
	Bentley Systems Inc. Class B	258,471	13,497
	Leidos Holdings Inc.	77,251	10,127
*	Twilio Inc. Class A	97,842	5,983
	Paycom Software Inc.	27,834	5,539
*	Unity Software Inc.	151,331	4,041
			17,641,578
Telecommunications (2.0%)
	Cisco Systems Inc.	4,145,213	206,888
	Comcast Corp. Class A	4,506,656	195,363
	Verizon Communications Inc.	4,303,627	180,580
	AT&T Inc.	8,132,146	143,126
	T-Mobile US Inc.	607,412	99,142
*	Arista Networks Inc.	284,454	82,486
	Motorola Solutions Inc.	188,933	67,067
*	Charter Communications Inc. Class A	107,400	31,214
*	Liberty Broadband Corp. Class C	66,134	3,785
*	Liberty Broadband Corp. Class A	9,514	543
			1,010,194
Utilities (2.5%)
	NextEra Energy Inc.	2,301,697	147,101
	Waste Management Inc.	456,870	97,382
	Southern Co.	1,241,316	89,052
	Duke Energy Corp.	876,782	84,793

		Shares	Market Value ($000)
	Constellation Energy Corp.	363,194	67,136
	Sempra	715,519	51,396
	American Electric Power Co. Inc.	586,085	50,462
	Waste Connections Inc. (XTSE)	292,988	50,397
	PG&E Corp.	2,970,866	49,792
	Dominion Energy Inc.	952,094	46,833
	Republic Services Inc.	232,663	44,541
	Exelon Corp.	1,131,135	42,497
	Public Service Enterprise Group Inc.	567,871	37,922
	Consolidated Edison Inc.	392,392	35,633
	Xcel Energy Inc.	631,537	33,945
	Edison International	435,941	30,834
	WEC Energy Group Inc.	358,998	29,481
	American Water Works Co. Inc.	221,380	27,055
	Entergy Corp.	242,127	25,588
	FirstEnergy Corp.	620,922	23,980
	Eversource Energy	397,209	23,741
	PPL Corp.	838,582	23,086
	DTE Energy Co.	199,089	22,326
	Ameren Corp.	299,143	22,125
	CenterPoint Energy Inc.	715,307	20,379
	CMS Energy Corp.	331,813	20,022
	Alliant Energy Corp.	287,639	14,497
	Vistra Corp.	203,185	14,152
	AES Corp.	403,901	7,242
	NiSource Inc.	254,432	7,038
	Evergy Inc.	130,438	6,963
	Avangrid Inc.	88,249	3,216
			1,250,607
Total Common Stocks (Cost $24,706,784)			50,555,458
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.407% (Cost $61,157)	611,696	61,157
Total Investments (99.9%) (Cost $24,767,941)			50,616,615
Other Assets and Liabilities—Net (0.1%)			41,570
Net Assets (100%)			50,658,185
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,654,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,873,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	230	61,048	1,215

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/30/24	BANA	41,862	(5.227)	—	(94)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	50,555,458	—	—	50,555,458
Temporary Cash Investments	61,157	—	—	61,157
Total	50,616,615	—	—	50,616,615
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,215	—	—	1,215
Liabilities
Swap Contracts	—	94	—	94
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.